SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Income tax payable	$ 269,809	$ 1,686,790
Other tax payable	113,910	685,856
Total tax payable	$ 383,719	$ 2,372,646